Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity at December 31, 2018 and 2017 are shown following:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance at December 31, 2016	$216,948	$(136,441)	$77,106	$(247,668)	$2,353,163		$2,263,108

Revaluation of vessels and properties	-	-	-	-	941,957		941,957
Defined benefit plan	-	319	-	-	-		319
Reclassification from disposal of properties and depreciation	-	-	-	-	(2,073,235)	(a)	(2,073,235)
Total before taxes	-	319	-	-	(1,131,278)		(1,130,959)

Tax expense	-	(96)	-	-	(282,587)		(282,683)
Total net of taxes	-	223	-	-	(1,413,865)		(1,413,642)
Balance at December 31, 2017	$216,948	$(136,218)	$77,106	$(247,668)	$939,298		$849,466

Revaluation of vessels	-	-	-	-	(161,411)		(161,411)
Defined benefit plan	-	15,430	-	-	-		15,430
Reclassification from disposal of properties and depreciation					(40,335)		(40,335)
Total before taxes	-	15,430	-	-	(201,746)		(186,316)

Tax expense	-	(4,629)	-	-	48,423		43,794
Total net of taxes	-	10,801	-	-	(153,323)		(142,522)
Balance at December 31, 2018	$216,948	$(125,417)	$77,106	$(247,668)	$785,975		$706,944

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and to the depreciation of the period of revaluation of properties and vessels.